Employee Benefit Plans - Plans' Obligation and Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Plan Assets
Fair value of plan assets at December 31	$ 1,354,431	$ 1,288,569
Retirement Plans [Member]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	13,034	16,068
Change in Benefit Obligation
Benefit obligation at January 1	1,734,556	1,544,730
Service cost	25,198	23,551	20,796
Interest cost	67,235	69,928	70,869
Plan participant contributions	528	609
Plan amendments	1,927	648
Actuarial loss/(gain)	(137,365)	163,194
Benefits paid	(90,403)	(84,150)
Impact of foreign exchange rates	(836)	11,854
Effect of settlements	(4,382)	0
Other	0	4,192
Benefit obligation at December 31	1,596,458	1,734,556	1,544,730
Change in Plan Assets
Fair value of plan assets at January 1	1,267,386	1,129,042
Actual return on plan assets	134,229	152,907
Company contributions	31,591	65,362
Plan participant contributions	528	609
Benefits paid	(90,403)	(84,150)
Impact of foreign exchange rates	(952)	9,453
Effect of settlements	(4,382)	0
Expenses paid	(6,063)	(5,837)
Fair value of plan assets at December 31	1,331,934	1,267,386	1,129,042
Funded Status of the Plans	(264,524)	(467,170)
Retiree Health and Life Insurance Plans [Member]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	801	1,250
Change in Benefit Obligation
Benefit obligation at January 1	32,581	38,097
Service cost	891	820	1,016
Interest cost	942	1,120	1,583
Plan participant contributions	1,040	1,229
Plan amendments		0
Actuarial loss/(gain)	(4,349)	(4,540)
Benefits paid	(3,542)	(4,158)
Impact of foreign exchange rates	(42)	13
Effect of settlements	0	0
Benefit obligation at December 31	27,521	32,581	38,097
Change in Plan Assets
Fair value of plan assets at January 1	21,183	20,716
Actual return on plan assets	2,795	2,704
Company contributions	1,126	777
Plan participant contributions	1,040	1,229
Benefits paid	(3,542)	(4,158)
Effect of settlements	0	0
Expenses paid	(105)	(85)
Fair value of plan assets at December 31	22,497	21,183	20,716
Funded Status of the Plans	$ (5,024)	$ (11,398)